Investment in associate (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Share of net loss from associate			$ 6,189	$ 0
Storion Energy [Member]
Disclosure of associates [line items]
Cash proceeds received			1,000	0
Percentage of equity interest in Storion	50.00%
Share of net loss from associate			$ 6,189	$ 0
Stryten Energy LLC [Member] | Storion Energy [Member]
Disclosure of associates [line items]
Contributions from affiliates	$ 6,000
Percentage of equity interest in Storion	50.00%
Largo Clean Energy Corp. [Member] | Storion Energy [Member]
Disclosure of associates [line items]
Percentage of equity interest in Storion	50.00%	100.00%
Largo Clean Energy Corp. [Member] | Stryten Energy LLC [Member]
Disclosure of associates [line items]
Cash proceeds received	$ 1,000